Fair Value Measurements - Financial Assets and Liabilities Carried at Fair Value (Parenthetical) (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Notional amount	$ 16.20
Notional share price	$ 24.19
Number of underlying shares	1,585,889